SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Reconciliation of Financial Measures of Segments to Consolidated Totals
The following is a reconciliation of financial measures of the Company’s segments to the consolidated totals:

	Period from July 28 to December 31, 2022 (Successor):
(In thousands)	Obagi Skincare	Milk Makeup	Total

Net revenue	$61,090	$31,283	$92,373
Cost of goods sold	44,973	15,684	60,657
Gross profit	$16,117	$15,599	$31,716

Reconciliation of Segment Gross Profit to Net Income (Loss) Before Income Taxes
The following table reconciles segment gross profit to net income (loss) before income taxes for the period from July 28 to December 31, 2022 (Successor Period):

Period from July 28 to December 31, 2022
(In thousands)	Successor

Gross profit	$31,716
Selling, general and administrative	88,926
Research and development	1,796
Loss on impairment of goodwill	68,715
Interest expense, net	6,230
Change in fair value of derivative warrant liabilities	(6,793)
Other expenses (income), net	(798)
Income (loss) before income taxes	$(126,360)
Net loss	$(120,557)